Gains (losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2023
Gains Losses On Financial Assets And Liabilities
Gains (losses) on financial assets and liabilities (net)

36.	Gains (losses) on financial assets and liabilities (net)

Gains (losses) on financial assets and liabilities comprise the fair value adjustments of financial instruments, excluding those related to accrued interest from applying the effective interest method and provisions, as well as the gains or losses incurred from buying or selling financial instruments.

The breakdown of the balance for this line item, categorized by type of instrument, is presented below:

Thousand of reais	2023	2022	2021

Financial Assets Measured At Fair Value Through Profit Or Loss	3,440,830	4,801,086	5,280,479
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(463,844)	(239,777)	(665,853)
Of which: Financial assets at fair value through other comprehensive income
Debt instruments	(42,405)	(42,552)	(432,510)
Equity instruments	(421,439)	(197,225)	(233,343)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	(247,467)	(407,973)	(4,392,844)
Total	2,729,519	4,153,336	221,782
(1)	Includes the foreign exchange hedge of the Bank’s position in Cayman (note 23).